The Lincoln National Life Insurance Company
                   Lincoln Life & Annuity Company of New York

                     Lincoln Life Variable Annuity Account N
                Lincoln New York Account N for Variable Annuities

                Supplement to the Prospectuses dated May 1, 2007

This Supplement modifies the expenses charged by certain funds as presented in your ChoicePlus variable annuity prospectus. In addition, it offers additional information that will be of interest to contractowners who have elected Lincoln SmartSecurity(R) Advantage. It is for informational purposes and requires no action on your part.

          Lincoln ChoicePlus Assurance Suite, Lincoln ChoicePlus Design

The following tables show the expenses charged by each fund as of January 1, 2008: (as a percentage of each fund's average net assets):


                          Management                  Other                                     Total         Total
                          Fees          12b-1 Fees*   Expenses**                  Total         Contractual   Expenses
                          (before any   (before any   (before any   Acquired      Expenses      waivers/reim  (after
                          waivers/reim- waivers/reim  waivers/reim  Fund Fees)    (before any   bursements    Contractual
                          bursements) + bursements +  bursements +  Expenses =    waivers/reim-  (if any)     waivers/reim-
                                                                                  bursements)                 bursements)
------------------------ ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Delaware Bond Fund      0.34%         0.35%         0.07%         0.00%         0.76%
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Growth and Income       0.33%         0.35%         0.07%         0.00%         0.75%
Fund
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Delaware Social         0.35%         0.35%         0.07%         0.00%         0.77%
Awareness Fund
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Delaware Special        0.37%         0.35%         0.08%         0.00%         0.80%
Opportunities Fund
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

              Lincoln ChoicePlus Suite, Lincoln ChoicePlus II Suite


                          Management                  Other                                     Total         Total
                          Fees          12b-1 Fees*   Expenses**                  Total         Contractual   Expenses
                          (before any   (before any   (before any   Acquired      Expenses      waivers/reim  (after
                          waivers/reim- waivers/reim  waivers/reim  Fund Fees)    (before any   bursements    Contractual
                          bursements) + bursements +  bursements +  Expenses =    waivers/reim-  (if any)     waivers/reim-
                                                                                  bursements)                 bursements)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Growth and Income       0.33%         0.35%         0.07%         0.00%         0.75%
Fund
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Delaware Special        0.37%         0.35%         0.08%         0.00%         0.80%
Opportunities Fund
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

* The 12b-1 fee information in the table above has been restated to reflect the increase in the 12b-1 fee. ** The fees and expenses shown in the table above have been restated to reflect a change in the administration agreement, which may result in higher administration fees being charged to the fund. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Effective January 1, 2007, expenses common to all funds of the Trust will be allocated to each fund based on their relative average net assets.

Please refer to your prospectus for all other fees and charges associated with your variable annuity contract, and for the expenses of the other funds offered in your contract.

                         All Lincoln ChoicePlus Products

Lincoln SmartSecurity(R) Advantage - Guaranteed Amount. Additional purchase payments in excess of $100,000 will now be allowed for the Lincoln SmartSecurity(R) Advantage - 1 Year Automatic Step-up option with prior Home Office approval. We reserve the right to place restrictions on subsequent purchase payments in the future.



                Please keep this Supplement for future reference.